Financial instruments - fair values - Summary of Entirety Of Financial Instruments Fair Values And Risk Management (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Loans receivable	€ 11,179	€ 25,516		€ 39,804
Trade and other receivables	110,237	119,841		75,008
Regulatory deposits	9,132	8,594		2,901
Restricted cash	109,365	60,296		12,093
Cash and cash equivalents	220,020	293,798	€ 271,826	138,540	€ 74,365	€ 26,679
Total	461,620	509,730		268,346
Financial assets, at fair value	459,994	509,730		268,346
Trade and other payables	110,265	134,930		136,869
Lease liabilities	14,857	16,249		9,072	€ 9,893
Deferred consideration	0	13,200		2,089
Interest-bearing loans and borrowings	1,233	3,772		210,723
Customer liabilities (at fair value through profit/loss)	49,498	51,959		43,709
Total	267,069	220,110		402,462
Financial liabilities, at fair value	267,069	220,110		402,462
Net	194,551	289,620		(134,116)
Net	192,865	289,620		(134,116)
Previously stated [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Total		508,045
Financial assets, at fair value		508,045
Net		287,935
Net		287,935
Warrant Liability (at fair value through profit/loss) [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Total	17,418	0
Financial liabilities, at fair value	17,418	0
Earnout Liability (at fair value through profit/loss) [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Total	73,798	0
Financial liabilities, at fair value	73,798	0
Trade and other payables [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	110,265	134,930		136,869
Lease liabilities [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	14,857	16,249		9,072
Deferred Consideration [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	0	13,200		2,089
Interest Bearing Loans And Borrowings [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	1,233	3,772		210,723
Customer Liabilities At Fair Value Through Profit Or Loss [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial liabilities, at fair value	49,498	51,959		43,709
Loans to consumers [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	11,179	25,516		39,804
Trade and other receivables [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	110,237	119,841		75,008
Regulatory Deposits [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	9,132	8,594		2,901
Restricted Cash [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	109,365	60,296		12,093
Cash and cash equivalents [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Financial assets, at fair value	220,020	293,798		€ 138,540
Investments in non-listed equity instruments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Carrying Value And Fair Value [Line Items]
Total	1,687	1,685
Financial assets, at fair value	€ 1,687	€ 1,685